Document and Entity Information	Jul. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001744494
Document Type	8-K
Document Period End Date	Jul. 01, 2021
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38742
Entity Tax Identification Number	83-0982969
Entity Address, Address Line One	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(857)
Local Phone Number	264-7035
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants To Purchase One Share Of Common Stock Each At An Exercise Price Of 1150 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ